Investments (Impaired Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Mortgage Loans
Unpaid Principal Balance	$ 78	$ 76
Valuation allowances	34	35	61	87
Recorded Investment	69	65
Average Investment	75	67
Interest Income	3	2
Loans with a Valuation Allowance [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	26	76
Recorded Investment	26	76
Valuation allowances	7	11
Recorded Investment	19	65
Loans Without Valuation Allowances [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	52	0
Recorded Investment	50	0
Commercial mortgage loans portfolio segment [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	74	76
Valuation allowances	30	32	58	84
Recorded Investment	65	65
Average Investment	73	67	29
Interest Income	3	2
Commercial mortgage loans portfolio segment [Member] | Loans with a Valuation Allowance [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	22	76
Recorded Investment	22	76
Valuation allowances	7	11
Recorded Investment	15	65
Commercial mortgage loans portfolio segment [Member] | Loans Without Valuation Allowances [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	52	0
Recorded Investment	50	0
Agricultural [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	4	0
Valuation allowances	4	3	3	3
Recorded Investment	4	0
Average Investment	2	0	4
Interest Income	0	0
Agricultural [Member] | Loans with a Valuation Allowance [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	4	0
Recorded Investment	4	0
Valuation allowances	0	0
Recorded Investment	4	0
Agricultural [Member] | Loans Without Valuation Allowances [Member]
Impaired Mortgage Loans
Unpaid Principal Balance	0	0
Recorded Investment	$ 0	$ 0